Intangible assets - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	€ 425,000
Internally developed software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life	1 year	1 year	1 year
Internally developed software | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years	3 years	3 years